Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2017	Dec. 29, 2016	Sep. 30, 2017	Sep. 24, 2016
Value of new shares issue			$ 1,645
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, authorised			1,000,000	1,000,000
Preferred stock, issued			0	0
Description of preferred stock voting rights

The Company’s Board of Directors is authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series.

Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Common stock, authorised			49,000,000	49,000,000
Common stock, issued			20,402,602	11,801,369
Description of common stock voting rights			Holders of the Company’s common stock are entitled to one vote for each common share.
Right [Member]
Number of new shares issue	1
Description of right holders conversion terms

Each Right entitles its holder, under the circumstances described below, to purchase from the Company one one-thousandth of a share of Series A Preferred Stock of the Company at an exercise price of $45.00 per Right, subject to adjustment.

Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, authorised	49,000		49,000,000	49,000,000
Preferred stock, issued			0	0
Description of preferred stock redeemable terms

Each share of Series A Preferred Stock, if issued, will not be redeemable, will entitle the holder thereof to cumulative quarterly dividend payments equal to the greater of (1) $1.00 or (2) 1,000 times the aggregate per share amount of all cash dividends, plus 1,000 times the aggregate per share amount (payable in kind) of all non-cash dividends or other distributions other than a dividend payable in shares of common stock of the Company. Each share of Series A Preferred Stock shall entitle the holder to 1,000 votes on all matters submitted to a vote of shareholders. The Series A Preferred Stock will entitle the holder thereof to receive $1,000 per share, plus any accrued and unpaid dividends thereon, upon liquidation and, if shares of common stock are exchanged via merger, consolidation or a similar transaction, will entitle the holder thereof to a per share payment equal to $1,000 per share.

Common stock [Member]
Value of new shares issue		$ 1,645
Number of new shares issue		164,536	164,536
Shares price (in dollars per share)		$ 10.00